Long-term Debt (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Capitalization, Long-term Debt [Line Items]
Share price	$ 7.29
Risk-free interest rate	2.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years
Warrant [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Share price	$ 8.05	$ 3.03
Risk-free interest rate	1.27%	0.77%
Dividend yield	0.00%	0.00%
Expected volatility	50.00%	53.75%
Expected term	4 years 3 months 18 days	5 years 2 months 12 days